Campbell Systematic Macro Fund
Consolidated Schedule of Investments
as of May 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 71.7%
U.S. Treasury Bills - 71.7%	Par
5.22%, 06/06/2024(a)	135,000,000	$134,941,163
5.14%, 07/05/2024(a)	135,000,000	134,368,799
5.12%, 08/08/2024(a)	150,000,000	148,556,593
5.20%, 09/05/2024(a)	125,000,000	123,297,883
5.26%, 10/10/2024(a)	135,000,000	132,480,066
5.25%, 11/14/2024(a)	140,000,000	136,704,071
TOTAL SHORT-TERM INVESTMENTS (Cost $810,333,884)		810,348,575

TOTAL INVESTMENTS - 71.7% (Cost $810,333,884)		$810,348,575
Money Market Deposit Account - 12.1%(b)		137,226,761
Other Assets in Excess of Liabilities - 16.2%		182,707,943
TOTAL NET ASSETS - 100.0%		$1,130,283,279

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield as of May 31, 2024.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Campbell Systematic Macro Fund
Consolidated Schedule of Futures Contracts
as of May 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	475	12/16/2025	$83,772,791	$36,992
3 Month Euribor	1,072	06/16/2025	281,734,120	(351,120)
Arabica Coffee	62	07/19/2024	5,169,637	103,969
ASX SPI 200 Index	326	06/20/2024	41,857,023	(587,307)
Austrailian Government 3 Year Bonds	3,780	06/17/2024	265,225,948	(1,023,118)
Australian 90 Day Bank Bills	603	06/12/2025	397,043,943	(91,012)
CAC40 10 Euro Index	214	06/21/2024	18,562,054	(371,041)
Canadian 10 Year Government Bonds	2,590	09/18/2024	225,906,453	(632,093)
Copper	173	07/29/2024	19,903,650	(469,815)
Dow Jones Industrial Average Index	133	06/21/2024	25,796,015	(351,254)
Euro STOXX 50 Quanto Index	1,325	06/21/2024	71,654,261	(634,538)
Euro-Schatz	3,088	09/06/2024	352,619,431	80,510
Feeder Cattle	154	08/29/2024	19,742,800	(66,228)
FTSE 100 Index	273	06/21/2024	28,824,358	(228,380)
FTSE China A50 Index	2,626	06/27/2024	32,462,612	(634,247)
FTSE/JSE Top 40 Index	240	06/20/2024	9,040,660	(341,395)
FTSE/MIB Index	232	06/21/2024	43,515,419	674,661
German Stock Index	103	06/21/2024	51,775,488	(224,753)
Hang Seng Index	125	06/27/2024	14,392,646	(264,968)
Hard Red Winter Wheat	85	07/12/2024	3,012,187	32,118
IBEX 35 Index	270	06/21/2024	33,171,839	231,478
Live Cattle	667	08/30/2024	47,610,460	(197,364)
London Metals - Aluminum	2,363	06/17/2024	154,843,846	14,805,504
London Metals - Aluminum	574	09/16/2024	38,242,320	1,172,182
London Metals - Copper	666	06/17/2024	165,590,577	18,884,336
London Metals - Copper	68	09/16/2024	17,117,130	(119,629)
London Metals - Zinc	1,080	06/17/2024	79,090,560	11,051,007
London Metals - Zinc	252	09/16/2024	18,758,565	109,091
Low Sulphur Gas Oil	403	07/11/2024	29,600,350	(923,193)
MSCI Singapore Index	680	06/27/2024	15,545,589	(155,110)
Nifty 50 Index	965	06/27/2024	43,787,840	(864,311)
Nikkei 225 Index	315	06/13/2024	77,095,031	440,705
OMXS30 Index	1,421	06/20/2024	35,234,864	(353,863)
Palladium	85	09/26/2024	7,759,650	(764,410)
Platinum	238	07/29/2024	12,399,800	1,152,112
Russell 2000 Index	13	06/21/2024	1,349,270	641
S&P 500 Index	123	06/21/2024	32,567,325	(78,164)
S&P Mid Cap 400 Index	78	06/21/2024	23,336,820	(182,525)
S&P/Toronto Stock Exchange 60 Index	339	06/20/2024	66,379,779	(216,671)
SGX FTSE Taiwan Index	496	06/27/2024	35,662,400	(1,109,632)
Silver	162	07/29/2024	24,656,400	(257,875)
Soybean Meal	597	07/12/2024	21,772,590	(445,343)
Sugar #11	1,670	06/28/2024	34,228,320	(3,808,575)
TOPIX Index	291	06/13/2024	51,292,532	870,688
US Cocoa	28	07/16/2024	2,612,680	156,755
				$34,054,815

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	(2,075)	12/16/2025	$496,106,563	$(333,057)
Austrailian Government 10 Year Bonds	(1,418)	06/17/2024	106,290,451	354,020
Brent Crude Oil	(34)	07/31/2024	2,749,580	22,581
Corn No. 2 Yellow	(2,044)	07/12/2024	45,606,750	298,177
Cotton No.2	(531)	07/09/2024	20,217,825	566,026
Crude Oil	(69)	06/20/2024	5,312,310	46,523
Crude Soybean Oil	(1,023)	07/12/2024	27,940,176	117,655
Euro BUXL 30 Year Bonds	(130)	09/06/2024	18,057,985	(106,133)
Euro-BOBL	(2,010)	09/06/2024	251,658,927	(233,849)
Euro-BTP Italian Government Bonds	(111)	09/06/2024	13,997,548	(29,561)
Euro-Bund	(2,149)	09/06/2024	303,082,637	(525,133)
French Government Bonds	(282)	09/06/2024	38,036,740	(124,401)
Gold	(176)	08/28/2024	41,286,080	721,325
Hang Seng China Enterprises Index	(13)	06/27/2024	528,285	17,769
ICE 3 Month SONIA Rate	(943)	09/16/2025	286,839,480	677,089
Japanese 10 Year Government Bonds	(81)	06/13/2024	73,647,601	284,748
London Metals - Aluminum	(2,363)	06/17/2024	154,843,846	(18,479,276)
London Metals - Aluminum	(343)	09/16/2024	22,852,118	(414,714)
London Metals - Copper	(666)	06/17/2024	165,590,577	(20,524,987)
London Metals - Copper	(86)	09/16/2024	21,648,135	767,967
London Metals - Zinc	(1,080)	06/17/2024	79,090,560	(9,154,349)
London Metals - Zinc	(294)	09/16/2024	21,884,992	306,693
Long Gilt	(940)	09/26/2024	115,370,932	(219,750)
MSCI EAFE Index	(64)	06/21/2024	7,584,640	(120,612)
MSCI Emerging Markets Index	(149)	06/21/2024	7,870,925	(40,029)
Nasdaq 100 Index	(17)	06/21/2024	6,320,940	15,302
Natural Gas	(133)	06/26/2024	3,440,710	139,168
NY Harbor ULSD	(84)	06/28/2024	8,411,458	124,226
Reformulated Gasoline Blendstock	(278)	06/28/2024	28,225,562	249,437
Soybeans	(44)	07/12/2024	2,651,000	8,630
U.S. Treasury 10 Year Notes	(2,621)	09/19/2024	285,156,609	114,048
U.S. Treasury 2 Year Notes	(1,535)	09/30/2024	312,684,298	(159,653)
U.S. Treasury 5 Year Note	(1,386)	09/30/2024	146,634,469	(93,449)
U.S. Treasury Long Bonds	(480)	09/19/2024	55,710,000	(77,945)
U.S. Treasury Ultra Bonds	(157)	09/19/2024	19,222,687	182,613
Wheat	(1,268)	07/12/2024	43,016,900	(3,272,542)
				$(48,895,443)
Total Unrealized Appreciation (Depreciation)				$(14,840,628)

Campbell Systematic Macro Fund
Schedule of Forward Currency Contracts
as of May 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

06/20/2024	AUD	3,244,850,000	USD	2,137,969,986	UBS	$22,280,949
06/20/2024	BRL	625,950,000	USD	121,037,727	UBS	(2,085,578)
06/20/2024	CAD	3,304,000,000	USD	2,430,993,132	UBS	(5,889,803)
06/20/2024	CHF	17,450,000	USD	19,802,981	UBS	(419,439)
06/21/2024	CLP	90,140,000,000	USD	95,637,294	UBS	2,513,008
06/20/2024	CNH	338,686,219	USD	46,867,464	UBS	(168,675)
06/20/2024	COP	465,240,000,000	USD	118,520,454	UBS	1,469,205
06/20/2024	CZK	1,897,600,000	USD	82,741,738	UBS	667,024
06/20/2024	EUR	2,202,500,000	USD	2,391,584,962	UBS	359,087
06/20/2024	GBP	1,467,900,000	USD	1,850,681,946	UBS	19,983,251
06/20/2024	HUF	40,686,000,000	USD	112,145,287	UBS	1,054,926
06/20/2024	IDR	2,726,850,000,000	USD	169,048,373	UBS	(1,285,759)
06/20/2024	INR	19,520,000,000	USD	234,165,635	UBS	(460,566)
06/20/2024	JPY	134,835,000,000	USD	885,484,963	UBS	(25,433,047)
06/20/2024	KRW	51,555,000,000	USD	38,239,814	UBS	(962,274)
06/20/2024	MXN	3,449,400,000	USD	202,920,089	UBS	(273,553)
06/20/2024	NOK	4,136,100,000	USD	388,163,835	UBS	6,089,974
06/20/2024	NZD	945,450,000	USD	568,780,299	UBS	12,389,540
06/20/2024	PHP	9,207,000,000	USD	161,260,870	UBS	(4,005,518)
06/20/2024	PLN	904,125,000	USD	226,815,729	UBS	2,635,753
06/20/2024	SEK	1,581,150,000	USD	150,207,925	UBS	187,871
06/20/2024	SGD	247,972,539	USD	184,208,891	UBS	(508,294)
06/20/2024	TWD	1,795,500,000	USD	56,407,877	UBS	(855,685)
06/20/2024	USD	2,104,252,890	AUD	3,206,450,000	UBS	(30,433,339)
06/20/2024	USD	131,857,560	BRL	672,650,000	UBS	4,030,796
06/20/2024	USD	2,463,366,898	CAD	3,359,750,000	UBS	(2,656,381)
06/20/2024	USD	86,902,312	CHF	76,650,000	UBS	1,759,134
06/21/2024	USD	90,485,830	CLP	85,490,000,000	UBS	(2,601,250)
06/20/2024	USD	112,896,603	CNH	812,286,219	UBS	896,820
06/20/2024	USD	77,300,576	COP	303,600,000,000	UBS	(1,000,645)
06/20/2024	USD	83,774,508	CZK	1,957,600,000	UBS	(2,271,546)
06/20/2024	USD	2,181,427,650	EUR	2,016,650,000	UBS	(8,680,847)
06/20/2024	USD	1,572,367,912	GBP	1,246,650,000	UBS	(16,340,289)
06/20/2024	USD	152,115,325	HUF	55,269,000,000	UBS	(1,659,009)
06/20/2024	USD	164,230,157	IDR	2,632,000,000,000	UBS	2,302,951
06/20/2024	USD	102,933,698	INR	8,581,000,000	UBS	196,854
06/20/2024	USD	841,867,758	JPY	127,698,000,000	UBS	27,339,559
06/20/2024	USD	104,889,502	KRW	140,880,000,000	UBS	3,024,313
06/20/2024	USD	237,579,934	MXN	4,052,100,000	UBS	(474,229)
06/20/2024	USD	550,009,342	NOK	5,886,000,000	UBS	(11,045,255)
06/20/2024	USD	486,309,709	NZD	802,150,000	UBS	(6,773,359)
06/20/2024	USD	188,498,481	PHP	10,869,000,000	UBS	2,856,207
06/20/2024	USD	128,268,006	PLN	513,450,000	UBS	(2,036,835)
06/20/2024	USD	193,717,011	SEK	2,060,250,000	UBS	(2,249,810)
06/20/2024	USD	280,583,431	SGD	377,410,539	UBS	993,838
06/20/2024	USD	170,748,758	TWD	5,442,750,000	UBS	2,351,823
06/20/2024	USD	190,430,392	ZAR	3,602,600,000	UBS	(1,027,718)
06/20/2024	ZAR	4,390,200,000	USD	234,963,350	UBS	(1,648,690)
Total Unrealized Appreciation (Depreciation)						$(17,864,510)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

CAMPBELL SYSTEMATIC MACRO FUND

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	810,348,575	–	–	810,348,575
Total Investments	810,348,575	–	–	810,348,575

Other Financial Instruments*:
Forwards	–	115,382,883	–	115,382,883
Futures	54,816,747	–	–	54,816,747
Total Other Financial Instruments	54,816,747	115,382,883	–	170,199,630

Liabilities:
Other Financial Instruments*:
Forwards	–	(133,247,393)	–	(133,247,393)
Futures	(69,657,375)	–	–	(69,657,375)
Total Other Financial Instruments	(69,657,375)	(133,247,393)	–	(202,904,768)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.
Refer to the Consolidated Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.